S000084918 [Member] Investment Objectives and Goals - Barrow Hanley Total Return Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Barrow Hanley Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrow Hanley Total Return Bond Fund (the “Fund”) seeks to provide maximum long-term total return.